Expense Example, No Redemption - Nomura Value Fund - Class A, C, R, Institutional and R6 - Nomura Value Fund - C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	$ 2,009